Business Combination, Significant Transaction and Sale of Business (Details 9) - Medatech Information Technologies Ltd [Member] - Techtop Ltd. [Member] $ in Thousands	Feb. 20, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets excluding cash acquired	$ 2,340
Intangible assets	7,553
Deferred taxes	(2,276)
Credit from banks and others	(5,550)
Non-controlling interests	(434)
Goodwill	20,423
Total assets acquired net of acquired cash	$ 22,056